Right-of-use assets and Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Leases1 [Abstract]
Schedule of right-of-use assets
Right-of-use assets as of December 31, 2025 and 2024 were comprised of the following:

($ millions)	2025	2024
Land	22	21
Buildings	385	392
Machinery & equipment and other assets	40	36
Total right-of-use assets	447	449
Depreciation charges of $89 million, $83 million and $91 million for the years ended December 31, 2025, 2024 and 2023, respectively, are shown in the table below by underlying class of asset.

($ millions)	2025	2024	2023
Land	1	1	1
Buildings	66	62	72
Machinery & equipment and other assets	22	20	18
Total depreciation of right-of-use assets	89	83	91

Contractual maturities of undiscounted lease liabilities	The contractual maturities of the undiscounted lease liabilities as of December 31, 2025 and 2024 are as follows:

	Lease liabilities undiscounted
($ millions)	2025	2024
Not later than one year	103	89
Between one and five years	259	244
Later than five years	283	307
Total lease liabilities undiscounted	645	640

	Lease liabilities
($ millions)	2025	2024
Not later than one year	80	68
Between one and five years	197	183
Later than five years	232	246
Total lease liabilities	509	497
The below table provides details on the maturity of the contractual undiscounted cash flows for Alcon's borrowings as of December 31, 2025 and 2024.

	2025			2024
($ millions)	Nominal amount - Current and non-current financial debt	Derivatives	Total	Nominal amount - Current and non-current financial debt	Derivatives	Total
Not later than one year	570	6	576	101	4	105
Between one and five years	2,389	—	2,389	2,021	—	2,021
Later than five years	1,800	—	1,800	2,550	—	2,550
Total contractual undiscounted cash flows	4,759	6	4,765	4,672	4	4,676
Unamortized debt discount and issuance costs	(28)	—	(28)	(33)	—	(33)
Total carrying value	4,731	6	4,737	4,639	4	4,643
The below table provides details on the maturity of the future contractual interest payments commitments as of December 31, 2025 and 2024.

($ millions)	2025	2024
Not later than one year	169	167
Between one and five years	552	613
Later than five years	1,195	1,296
Total cash flows	1,916	2,076

Schedule of additional disclosures related to leases
The below table provides additional disclosures related to Right-of-use assets and Lease liabilities.

($ millions)	2025	2024	2023
Interest expense on lease liabilities	23	19	17
Expense on short-term, low value and variable leases	2	3	3
Total cash outflows for leases	106	105	99
Thereof:
Lease liability payments(1)	81	83	79
Interest payments(2)	23	19	17
Short-term, low value and variable lease payments(2)	2	3	3
(1)     Reported as cash outflows from financing activities net of lease incentives received.
(2)     Included within total net cash flows from operating activities.